Income Taxes (Details) - Schedule of Federal Income Tax	12 Months Ended
Dec. 31, 2021 USD ($)
Federal [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Taxable loss	$ (5,807,867)
DC Franchise tax
Provision (added) used	(1,219,652)
Allowance added (used)	1,219,652
Net Provision for income tax
DC [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Taxable loss	(5,807,367)
DC Franchise tax	500
Provision (added) used	(479,108)
Allowance added (used)	479,108
Net Provision for income tax	$ 500